UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    3/31/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2014

1-877-940-2526

www.RESQFunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

RESQ Absolute Equity Fund
PORTFOLIO REVIEW (Unaudited)
MARCH 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:

		Since Inception (a)
RESQ Absolute Equity Fund - Class A		1.61%
RESQ Absolute Equity Fund - Class A with Load		(4.23)%
RESQ Absolute Equity Fund - Class I		1.68%
S&P 500 Total Return Index (b)		3.55%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund's prospectus dated December 13, 2013 are 2.78% and 2.38% for the Class A and I Shares respectively. Class A shares are subject to a maximum sales charge of 5.75% of the original purchase price imposed on purchases. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a) Inception date is December 20, 2013.

(b) The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2014

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Debt	35.9%
Exchange Traded Funds - Equity	36.2%
Mutual Funds - Asset Allocation	8.9%
Mutual Funds - Equity	17.7%
Money Market Fund	10.4%
Liabilities Less Other Assets	(9.1)%
	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

RESQ Absolute Income Fund
PORTFOLIO REVIEW (Unaudited)
MARCH 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:

		Since Inception (a)
RESQ Absolute Income Fund - Class A		2.20%
RESQ Absolute Income Fund - Class A with Load		(2.66)%
RESQ Absolute Income Fund - Class I		2.17%
Barclays Aggregate Bond Index (b)		1.53%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized.  The total operating expenses as stated in the fee table to the Fund's prospectus dated December 13, 2013 are 3.18% and 2.78% for the Class A and I Shares respectively. Class A shares are subject to a maximum sales charge of 4.75% of the original purchase price imposed on purchases. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a) Inception date is December 20, 2013.

(b) The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.  Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2014

Holdings by Asset Type	% of Net Assets
Mutual Funds - Asset Allocation	8.9%
Mutual Funds - Debt	35.4%
Mutual Funds - Equity	36.4%
Money Market Fund	10.4%
Exchange Traded Funds	8.9%
Other Assets Less Liabilities	0.0%
	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

RESQ Absolute Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 72.1%
	DEBT FUNDS - 35.9%
33,600	iShares 20+ Year Treasury Bond ETF	$ 3,665,760
32,700	iShares TIPS Bond ETF	3,665,670
34,600	Pimco Total Return ETF	3,690,436
41,700	Vanguard Long-Term Corporate Bond ETF	3,638,742
		14,660,608
	EQUITY FUNDS - 36.2%
45,243	iShares U.S. Basic Materials ETF	3,767,385
39,600	PowerShares QQQ Trust Series 1	3,472,128
90,900	Utilities Select Sector SPDR Fund	3,768,714
37,300	Vanguard Small-Cap Value ETF	3,753,872
		14,762,099

	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,141,013)	29,422,707

	MUTUAL FUNDS - 26.6%
	ASSSET ALLOCATION FUND - 8.9%
145,396	Invesco Convertible Securities Fund - Class A	3,621,827

	EQUITY FUND - 17.7%
93,506	Guggenheim Mid Cap Value Insitutional Fund - Class A	3,695,373
54,542	MFS Growth Fund - Class A	3,559,409
		7,254,782

	TOTAL MUTUAL FUNDS (Cost - $11,081,870)	10,876,609

	SHORT-TERM INVESTMENTS - 10.4%
	MONEY MARKET FUND - 10.4%
4,249,910	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.09% *	4,249,910
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,249,910)

	TOTAL INVESTMENTS - 109.1% (Cost - $44,472,793) (a)	$ 44,549,226
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.1) %	(3,719,202)
	NET ASSETS - 100.0%	$ 40,830,024

*	Money market fund; interest rate reflects effective yield on March 31, 2014.
	TIPS - Treasury Inflation Protected Securities
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,472,793
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 417,943
	Unrealized depreciation	(341,510)
	Net unrealized appreciation	$ 76,433

See accompanying notes to financial statements.

RESQ Absolute Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUND - 8.9%
	DEBT FUND - 8.9%
38,400	Vanguard Long-Term Bond ETF	$ 3,330,432
	(Cost - $3,272,832)

	MUTUAL FUNDS - 80.7%
	ASSET ALLOCATION FUND - 8.9%
104,905	Fidelity Convertible Securities Fund - Retail Class	3,333,867

	DEBT FUNDS - 35.4%
308,880	Aberdeen Global High Income Fund - Class A	3,308,103
348,206	Invesco High Yield Municipal Fund - Class A	3,287,066
302,866	PIMCO Total Return Fund - Class D	3,264,901
329,352	Principal Preferred Securities Fund - Class A	3,375,854
		13,235,924
	EQUITY FUNDS - 36.4%
105,506	Fidelity Advisor Equity Income Fund - Class A	3,449,005
56,002	Fidelity Equity-Income Fund	3,361,230
148,202	Franklin Equity Income Fund - Class A	3,432,347
383,196	Invesco Global Real Estate Income Fund - Class A	3,395,115
		13,637,697

	TOTAL MUTUAL FUNDS (Cost - $29,583,676)	30,207,488

	SHORT-TERM INVESTMENTS - 10.4%
	MONEY MARKET FUND - 10.4%
3,898,198	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.09% *	3,898,198
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,898,198)

	TOTAL INVESTMENTS - 100.0% (Cost - $36,754,706) (a)	$ 37,436,118
	OTHER ASSETS LESS LIABILITIES - 0.0%	1,122
	NET ASSETS - 100.0%	$ 37,437,240

*	Money market fund; interest rate reflects effective yield on March 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,754,706
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 705,602
	Unrealized depreciation	(24,190)
	Net unrealized appreciation	$ 681,412

See accompanying notes to financial statements.

RESQ Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

	RESQ Absolute	RESQ Absolute
	Equity Fund (a)	Income Fund (a)
ASSETS
Investment securities:
At cost	$ 44,472,793	$ 36,754,706
At value	$ 44,549,226	$ 37,436,118
Dividends and interest receivable	10,878	50,033
Prepaid expenses and other assets	20,889	20,861
TOTAL ASSETS	44,580,993	37,507,012

LIABILITIES
Payable for investments purchased	3,675,168	-
Investment advisory fees payable	48,321	43,049
Distribution (12b-1) fees payable	13,753	12,652
Fees payable to other affiliates	8,672	8,490
Accrued expenses and other liabilities	5,055	5,581
TOTAL LIABILITIES	3,750,969	69,772
NET ASSETS	$ 40,830,024	$ 37,437,240

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$ 39,561,788	$ 36,707,220
Undistributed net investment gain (loss)	(8,580)	24,483
Accumulated net realized gain from security transactions	1,200,383	24,125
Net unrealized appreciation on investments	76,433	681,412
NET ASSETS	$ 40,830,024	$ 37,437,240

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 40,426,873	$ 37,336,751
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	3,980,136	3,653,461
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (b)	$ 10.16	$ 10.22
Maximum Offering Price Per Share (c)	$ 10.78	$ 10.73

Class I Shares :
Net Assets	$ 403,151	$ 100,489
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	39,667	9,842
Net Asset Value (Net Assets ÷ Shares Outstanding), Redemption Price Per Share (b)	$ 10.16	$ 10.21

(a) RESQ Absolute Equity Fund and RESQ Absolute Income Fund commenced operations on December 20, 2013.
(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.
(c) There is a maximum front-end sales charge (load) of 5.75% and 4.75% imposed on purchases of Class A shares of the RESQ Absolute Equity Fund and RESQ Absolute Income Fund, respectively.

See accompanying notes to financial statements.

RESQ Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2014

	RESQ Absolute	RESQ Absolute
	Equity Fund (a)	Income Fund (a)
INVESTMENT INCOME
Dividends	$ 160,371	$ 179,179
Interest	405	222
TOTAL INVESTMENT INCOME	160,776	179,401

EXPENSES
Investment advisory fees	126,403	118,525
Distribution (12b-1) fees:
Class A	28,536	26,768
Registration fees	12,207	12,207
Administrative services fees	10,740	10,740
Accounting services fees	7,383	7,383
Audit Fees	5,231	5,231
Transfer agent fees	5,102	5,102
Legal Fees	3,357	3,357
Compliance officer fees	2,685	2,685
Custodian fees	2,685	2,685
Trustees fees and expenses	2,148	2,148
Printing and postage expenses	2,014	2,014
Insurance expense	1,134	1,134
Other expenses	872	873
TOTAL EXPENSES	210,497	200,852

Plus: Fees waived/reimbursed by the Advisor	(46,244)	(46,744)

NET EXPENSES	164,253	154,108

NET INVESTMENT INCOME/(LOSS)	(3,477)	25,293

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,200,383	24,125
Net change in unrealized appreciation on investments	76,433	681,412

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,276,816	705,537

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,273,339	$ 730,830

(a) RESQ Absolute Equity Fund and RESQ Absolute Income Fund commenced operations on December 20, 2013.

See accompanying notes to financial statements.

RESQ Absolute Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended
March 31, 2014
(Unaudited) (a)
FROM OPERATIONS
Net investment loss	$ (3,477)
Net realized gain on investments	1,200,383
Net change in unrealized appreciation on investments	76,433
Net increase in net assets resulting from operations	1,273,339

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(4,781)
Class I	(322)
Total distributions to shareholders	(5,103)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	39,414,276
Class I	411,425
Net asset value of shares issued in reinvestment of distributions:
Class A	4,759
Class I	322
Redemption fee proceeds:
Class A	774
Payments for shares redeemed:
Class A	(258,144)
Class I	(11,624)
Net increase in net assets from shares of beneficial interest	39,561,788

TOTAL INCREASE IN NET ASSETS	40,830,024

NET ASSETS
Beginning of Period	-
End of Period*	$ 40,830,024
* Includes undistributed net investment loss of:	$ (8,580)

SHARE ACTIVITY
Class A:
Shares Sold	4,005,457
Shares Reinvested	472
Shares Redeemed	(25,793)
Net increase in shares of beneficial interest outstanding	3,980,136

Class I:
Shares Sold	40,786
Shares Reinvested	32
Shares Redeemed	(1,151)
Net increase in shares of beneficial interest outstanding	39,667

(a) The RESQ Absolute Equity Fund commenced operations on December 20, 2013.

See accompanying notes to financial statements.

RESQ Absolute Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended
March 31, 2014
(Unaudited) (a)
FROM OPERATIONS
Net investment income	$ 25,293
Net realized gain on investments	24,125
Net change in unrealized appreciation on investments	681,412
Net increase in net assets resulting from operations	730,830

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(732)
Class I	(78)
Total distributions to shareholders	(810)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	36,799,061
Class I	111,425
Net asset value of shares issued in reinvestment of distributions:
Class A	728
Class I	78
Redemption fee proceeds:
Class A	25
Payments for shares redeemed:
Class A	(192,393)
Class I	(11,704)
Net increase in net assets from shares of beneficial interest	36,707,220

TOTAL INCREASE IN NET ASSETS	37,437,240

NET ASSETS
Beginning of Period	-
End of Period*	$ 37,437,240
* Includes undistributed net investment income of:	$ 24,483

SHARE ACTIVITY
Class A:
Shares Sold	3,672,428
Shares Reinvested	71
Shares Redeemed	(19,038)
Net increase in shares of beneficial interest outstanding	3,653,461

Class I:
Shares Sold	10,985
Shares Reinvested	8
Shares Redeemed	(1,151)
Net increase in shares of beneficial interest outstanding	9,842

(a) The RESQ Absolute Income Fund commenced operations on December 20, 2013.

See accompanying notes to financial statements.

RESQ Absolute Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A		Class I
	For the		For the
	Period Ended		Period Ended
	March 31, 2014		March 31, 2014
	(Unaudited) (1)		(Unaudited) (1)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.00)	(3)	(0.03)
Net realized and unrealized
gain on investments	0.16		0.20
Total from investment operations	0.16		0.17

Paid-in-capital from redemption fees (2)	0.00	(3)	-

Less distributions from:
Net investment income	(0.00)	(3)	(0.01)
Total distributions	(0.00)	(3)	(0.01)

Net asset value, end of period	$ 10.16		$ 10.16

Total return (4,5)	1.61%		1.68%

Net assets, at end of period (000s)	$ 40,427		$ 403

Ratio of gross expenses to average
net assets (6,7)	2.87%		138.51%
Ratio of net expenses to average
net assets (6,7)	2.35%		1.95%
Ratio of net investment loss before wiaver
to average net assets (6,8)	(0.57)%		(137.64)%
Ratio of net investment loss
to average net assets (6,8)	(0.05)%		(1.08)%

Portfolio Turnover Rate (5)	145%		145%

(1)	The RESQ Absolute Equity Fund Class A and Class I shares commenced operations on December 20, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount is less than $0.01.
(4) Total return assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6) Annualized.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Absolute Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A		Class I
	For the		For the
	Period Ended		Period Ended
	March 31, 2014		March 31, 2014
	(Unaudited) (1)		(Unaudited) (1)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (2)	0.01		0.07
Net realized and unrealized
gain on investments	0.21		0.15
Total from investment operations	0.22		0.22

Paid-in-capital from redemption fees (2)	0.00	(3)	-

Less distributions from:
Net investment income	(0.00)	(3)	(0.01)
Total distributions	(0.00)	(3)	(0.01)

Net asset value, end of period	$ 10.22		$ 10.21

Total return (4,5)	2.20%		2.17%

Net assets, at end of period (000s)	$ 37,337		$ 100

Ratio of gross expenses to average
net assets (6,7)	2.91%		242.47%
Ratio of net expenses to average
net assets (6,7)	2.35%		1.95%
Ratio of net investment loss before waiver
to average net assets (6,8)	(0.18)%		(237.90)%
Ratio of net investment imcome
to average net assets (6,8)	0.38%		2.61%

Portfolio Turnover Rate (5)	74%		74%

(1)	The RESQ Absolute Income Fund's Class A and Class I shares commenced operations on December 20, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount is less than $0.01.
(4) Total return assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6) Annualized.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2014

1.

ORGANIZATION

The RESQ Absolute Equity Fund and the RESQ Absolute Income Fund (each a “Fund” and collectively the “Funds”), are each a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as diversified, open-end management investment companies. The investment objective of the RESQ Absolute Equity Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Absolute Income Fund is to provide income with capital appreciation and capital preservation as secondary objectives. The Funds commenced operations on December 20, 2013.

The Funds currently offer two classes of shares: Class A, and Class I shares.  RESQ Absolute Equity Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  RESQ Absolute Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.  Class I shares for the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

MARCH 31, 2014

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

MARCH 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for each Funds’ investments measured at fair value:

RESQ Absolute Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 29,422,707	$ -	$ -	$ 29,422,707
Mutual Funds	10,876,609	-	-	10,876,609
Short-Term Investments	4,249,910	-	-	4,249,910
Total	$ 44,549,226	$ -	$ -	$ 44,549,226

RESQ Absolute Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,330,432	$ -	$ -	$ 3,330,432
Mutual Funds	30,207,488	-	-	30,207,488
Short-Term Investments	3,898,198	-	-	3,898,198
Total	$ 37,436,118	$ -	$ -	$ 37,436,118

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Funds will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2013 tax returns.  Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments.  Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

MARCH 31, 2014

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Funds’ investment portfolio.  The Trust, on behalf of the Funds, has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.77% for each of the RESQ Absolute Equity Fund’s and RESQ Absolute Income Fund’s average daily net assets. For the period ended March 31, 2014, the Advisor earned advisory fees of $126,403 and $118,525 for the RESQ Absolute Equity Fund and RESQ Absolute Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses until at least January 31, 2016 to the extent necessary so that the total expenses incurred by a Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.35%, and 1.95% of the daily average net assets attributable to the Fund’s Class A, and Class I shares, respectively (the “Expense Limitation”). During the period ended March 31, 2014, the Advisor waived fees in the amount of $46,244 and $46,744 for the RESQ Absolute Equity Fund and the RESQ Absolute Income Fund respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. As of March 31, 2014, the total amount of expense reimbursement subject to recapture for the RESQ Absolute Equity Fund is $46,244 of which $46,244 will expire on September 30, 2017. As of March 31, 2014, the total amount of expense reimbursement subject to recapture for the RESQ Absolute Income Fund is $46,744 of which $46,744 will expire on September 30, 2017.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services related to Class A shares. Under the Plan, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities.  For the period ended March 31, 2014, RESQ Absolute Equity Fund incurred distribution fees of $28,536 and RESQ Absolute Income Fund incurred distribution fees of $26,768.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS.  During the period ended March 31, 2014, the Distributor received $1,236 in underwriting commissions for sales of RESQ Absolute Equity Fund’s Class A shares, of which $164 was retained by the principal underwriter or other affiliated broker-dealers.  During the period ended March 31, 2014, the Distributor received $527 in underwriting commissions for sales of RESQ Absolute Income Fund’s Class A shares, of which $87 was retained by the principal underwriter or other affiliated broker-dealers.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

MARCH 31, 2014

Pursuant to a separate servicing agreement with GFS, the Funds each pay GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to each Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

4.

REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund.  For the period ended March 31, 2014, the RESQ Absolute Equity Fund assessed $774 in redemption fees for Class A shares. For the period ended March 31, 2014 the RESQ Absolute Income Fund assessed $25 in redemption fees for Class A shares.

5.

INVESTMENT TRANSACTIONS

For the period ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $81,234,182 and $42,211,682, respectively, for RESQ Absolute Equity Fund, and $52,531,276 and $19,698,893, respectively, for RESQ Absolute Income Fund.

6.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2014, the shareholders listed below held more than 25% of an individual fund and may be deemed to control that fund.

Shareholder

Fund

Percent

Charles Schwab & Co.

RESQ Absolute Equity Fund

69.39%

Charles Schwab & Co.

RESQ Absolute Income Fund

67.53%

7.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

RESQ FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2014

Approval of Advisory Agreement – RESQ Funds

In connection with a meeting held on November 22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between RESQ Investment Partners, LLC. (“RESQ”) and the Trust, with respect to RESQ Absolute Income Fund (“RESQ Income”) and RESQ Absolute Equity Fund (“RESQ Equity”) (collectively the “RESQ Funds”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that RESQ was recently created by an affiliate company, Total Investment Management, Inc. (“TIM”), for the sole purpose of managing mutual funds.  The Trustees recognized that TIM was established in 1991, and provides full service investment advisory, retirement & estate planning, insurance, annuities, and tax services to high net worth clients through separately managed accounts.  The Board noted that TIM has approximately $620 million in assets under management and plans to use the RESQ Funds as an efficient, tactical investment vehicle providing its clients access to these strategies.  The Board reviewed the investment personnel responsible for providing services to the RESQ Funds and was satisfied with their business education and experiences received from working at TIM performing portfolio management, trading, compliance, research and analysis.  The Board noted that RESQ will use quantitative models that were developed and maintained by TIM, and that these models apply an integrated set of risk management disciplines that signal when to sell or hedge and also use diversified underlying funds to participate in two or more asset classes which are intended to mitigate some of the portfolio risk.  The Board recognizes RESQ has the ability to leverage additional resources from the larger affiliate company, and concluded RESQ has the potential to provide a high level of quality service to the RESQ Funds and their shareholders.

Performance.  The Board noted that the RESQ Funds have not yet commenced trading, so it reviewed the results of a strategy with a similar investment process comprised of 80% equities and 20% fixed income managed by RESQ’s affiliate TIM.  The Board noted that the strategy has a  track record of over ten years and returned , cumulatively, 19.70% for one year, 25.20% over five years, 170.30% over ten years and 209.50% since inception (January 1, 2002).  The Board noted that the strategy outperformed its benchmark, the S&P 500, over the five, ten and since inception periods which returned 8.58%, 54.68% and 90.99%, respectively, but underperformed the benchmark for the one year period which returned 29.66).  The Board noted that the strategy’s long term outperformance relative to the benchmark was attributable to TIM’s downside protection and risk management.  The Board further noted that the strategy’s underperformance over the one year was attributable to the fact that the strategy is never fully invested in equities.  The Board noted that although past performance is not a guarantee of future returns, the Board concluded that RESQ has the potential to deliver reasonable performance for the benefit the Fund and its shareholders.

Fees & Expenses.  The Board noted that RESQ has proposed a management fee of 1.87% for RESQ Income.   The Board noted that the management fee is higher than the peer group average of 1.58% and the Morningstar category average of 1.00%, but within the range of fees charged by the peer group (1.15% - 2.75%) and other funds in the Morningstar category (0.40% - 2.99%).  The Board noted the estimated expense ratio is 2.45% which compares favorably to the peer group average of 2.46%; however, is higher than the Morningstar category average of 1.29%. The Board considered the costs associated with the extensive amount of work and personnel required to maintain the Fund’s quantitative models used for portfolio selection.   A discussion ensued regarding the appropriateness of the fees and after further negotiations and deliberations the Board and RESQ agreed to a management fee of 1.77% and an expense cap of 2.35%, which the Board deemed reasonable.

The Board noted that RESQ has proposed a management fee of 1.87% for RESQ Equity.   The Board noted that the management fee is slightly higher than the peer group average of 1.80%, and significantly higher than the Morningstar category average of 0.75%, but within the range of fees charged by the peer group (1.15% - 2.99%).  They further noted; however, the Fund’s proposed fee is the higher than all fees in the Morningstar category (ranging from 0.10% - 1.00%).  The Board noted the estimated expense ratio is 2.45% which compares favorably to the peer group average of 2.58%; however, considerably higher than the Morningstar category average of 1.01%.  The Board considered the costs associated with the extensive amount of work and personnel required to maintain the Fund’s quantitative models used for portfolio selection.  A discussion ensued regarding the

RESQ FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2014

appropriateness of the fees and after further negotiations and deliberations the Board and RESQ agreed to a management fee of 1.77% and an expense cap of 2.35%, which the Board deemed reasonable.

Economies of Scale.  The Board discussed the anticipated size of the each of the RESQ Funds, and their respective prospects for growth.  The Trustees concluded that based on the anticipated size of each RESQ Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement.  They noted that a representative of RESQ agreed that as each RESQ Fund grows and RESQ achieves economies of scale, RESQ would be willing to evaluate implementation of breakpoints.  The Board agreed to monitor and address the issue as each RESQ Fund’s assets grow.

Profitability.  The Board considered the anticipated profits to be realized by RESQ in connection with the operation of the RESQ Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the RESQ Funds.  The Trustees noted that RESQ anticipates earning a not insignificant profit in connection with its relationship with each Fund during the initial term of the Advisory Agreement.  The Board was satisfied that RESQ’s anticipated profitability level associated with its relationship with each RESQ Fund is reasonable.

Conclusion.  Having requested and received such information from RESQ as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the RESQ Absolute Income Fund and RESQ Absolute Equity Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

RESQ FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2014

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period.  You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Actual			Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/20/13	Ending Account Value 3/31/14	Expenses Paid During Period (a)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period (b)
RESQ Absolute Equity Fund – Class A	2.35%	$1,000.00	$1,016.10	$6.36	$1,000.00	$1,013.21	$11.80
RESQ Absolute Equity Fund – Class I	1.95%	$1,000.00	$1,016.80	$5.28	$1,000.00	$1,015.21	$9.80
		Actual			Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/20/13	Ending Account Value 3/31/14	Expenses Paid During Period (a)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period (b)
RESQ Absolute Income Fund – Class A	2.35%	$1,000.00	$1,022.00	$6.38	$1,000.00	$1,013.21	$11.80
RESQ Absolute Income Fund – Class I	1.95%	$1,000.00	$1,021.70	$5.29	$1,000.00	$1,015.21	$9.80

(a) Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (98) divided by the number of days in the fiscal year (365).

(b) Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-2526 or by referring to the Securites and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-940-2526.

INVESTMENT ADVISOR

RESQ Investment Partners, LLC

9383 E. Bahia Drive, Suite 120

Scottsdale, Arizona 85260

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/9/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

6/9/14